Cover	Nov. 04, 2026
Cover [Abstract]
Entity Registrant Name	ZOMEDICA CORP.
Entity Central Index Key	0001684144
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Nov. 04, 2026
Entity File Number	001-38298
Entity Incorporation State Country Code	Z4
Entity Address Address Line 1	1101 Technology Drive
Entity Address Address Line 2	Suite 100
Entity Address City Or Town	Ann Arbor
Entity Address State Or Province	MI
Entity Address Postal Zip Code	48108
City Area Code	734
Local Phone Number	369-2555
Security 12b Title	Common Shares, without par value
Trading Symbol	ZOMDF
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false